PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Expenses) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plans
Disclosure Of Defined Benefit Plans Expense [Line Items]
Current service cost	$ 3	$ 3	$ 3
Past service cost (recovery)	0	(1)	0
Interest expense	2	2	2
Administrative expense	1	1	1
Recognized in consolidated statement of income	6	5	6
Remeasurement losses (gains)
Return on plan assets	5	(8)	(2)
Actuarial changes arising from changes in demographic assumptions	(1)	1	(1)
Actuarial changes arising from changes in financial assumptions	(9)	7	5
Experience adjustments	1	0	0
Recognized in consolidated statement of comprehensive income	(4)	0	2
Defined benefit expense gain loss recognized, net	2	5	8
Non-pension benefit plans
Disclosure Of Defined Benefit Plans Expense [Line Items]
Current service cost	2	1	1
Past service cost (recovery)	0	0	0
Interest expense	3	3	3
Administrative expense	0	0	0
Recognized in consolidated statement of income	5	4	4
Remeasurement losses (gains)
Return on plan assets	0	0	0
Actuarial changes arising from changes in demographic assumptions	0	(2)	(1)
Actuarial changes arising from changes in financial assumptions	(4)	3	1
Experience adjustments	(1)	1	0
Recognized in consolidated statement of comprehensive income	(5)	2	0
Defined benefit expense gain loss recognized, net	$ 0	$ 6	$ 4